LICENSE AND SECURITIES PURCHASE AGREEMENTS - AYRMID/HIGHBRIDGE	12 Months Ended
Dec. 31, 2024
Disclosure Of License And Securities Purchase Agreements Ayrmid And Highbridge [Abstract]
LICENSE AND SECURITIES PURCHASE AGREEMENTS – AYRMID/HIGHBRIDGE
NOTE 17 – LICENSE AND SECURITIES PURCHASE AGREEMENTS – AYRMID/HIGHBRIDGE

In November 2024, the Company entered into a license agreement (the “Ayrmid License Agreement”) with Ayrmid Pharma Ltd. (the “Ayrmid Licensee”), pursuant to which the Company granted the Ayrmid Licensee an exclusive, transferable, royalty-bearing, sublicensable license with respect to the intellectual property rights and know-how associated with motixafortide, to commercialize motixafortide across all indications, except solid tumor indications, in all territories other than Asia (collectively, the “Ayrmid Territory”).

Pursuant to the terms of the Ayrmid License Agreement, the Company received a non-refundable $10 million upfront payment and is entitled to up to $87 million of certain commercial and sales milestones based on defined sales targets of motixafortide in the Ayrmid Territory. Additionally, the Company is eligible to receive tiered double-digit royalties (ranging from 18-23%) on aggregate net sales of motixafortide on a country-by-country basis until the longer of (i) fifteen years from the date of the first sale of motixafortide by the Ayrmid Licensee in such country, (ii) the last to expire of any licensed patents with respect to motixafortide in such country, (iii) the expiration of regulatory exclusivity in such country and (iv) the expiration of motixafortide’s orphan drug status, if any, in such country, it being noted that such royalties may be subject to reduction in certain specific circumstances.

In connection with the Ayrmid License Agreement, the Company and the Ayrmid Licensee also entered into a manufacturing and supply agreement (the “Supply Agreement”), according to which the Company has committed to supply motixafortide to the Ayrmid Licensee during the term, on a cost-plus basis, for both commercial and development supply. Furthermore, the Supply Agreement provides the Ayrmid Licensee with “step-in rights” with respect to the manufacture and supply of motixafortide upon the occurrence of certain trigger events.

The Ayrmid License Agreement will continue on a country-by-country basis in the Ayrmid Territory until the expiration of the royalty term or earlier termination thereof. The Ayrmid License Agreement may also be terminated by either party in the case of a material breach or bankruptcy.

Concurrent with the above transaction, the Company completed a registered direct offering with gross proceeds of $9.0 million to certain funds associated with Highbridge, a related party to Ayrmid (see Note 12c(4)).

In accordance with IFRS 15, both transactions have been treated as a single unit of account, with the consideration combined and subsequently allocated between the Ayrmid License agreement and the registered direct offering. Of the total consideration amounting to $19.0 million, $7.8 million were allocated to the Ayrmid License Agreement, and $11.2 million were allocated to the registered direct offering. Costs in the amount of $0.1 million directly attributable to the registered direct offering were recognized as a reduction in equity. The proceeds allocated to the ordinary warrants in the registered direct offering were measured with reference to their fair value as financial instruments issued to a customer.

The consideration allocated to the Ayrmid License Agreement of $7.8 million was attributed to a single material performance obligation – i.e., the granting of the license to commercialize and develop motixafortide in the Ayrmid Territory. Accordingly, revenue from the license of $7.8 million was recognized during the fourth quarter of 2024, upon transfer of control over the Ayrmid License to the licensee. Sales-based milestone payments and royalties based on motixafortide net sales are subject to the “royalties exception” of IFRS 15 and will be recognized as revenue when the related sale occurs.